Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO Robert Lisy[1] ($)	Compensation Actually Paid to PEO Robert Lisy[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[1,2,3] ($)	Value of initial fixed $100 investment based on4:		Net income (in millions)	Adjusted EBITDA ($)[5] (in millions)
					Total Shareholder Return ("TSR") ($)	Peer Group Total Shareholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$6,042,098	$2,571,791	$1,222,554	$724,915	$173	$68	$58.8	$121.3
2023	$6,127,308	$4,372,216	$1,217,425	$877,054	$183	$66	$59.5	$120.0
2022	$5,842,214	$9,064,926	$1,229,430	$1,879,209	$202	$60	$57.3	$105.2
2021	$5,004,460	$5,776,170	$1,241,362	$1,382,164	$133	$76	$46.8	$86.7
2020	$1,305,197	$2,966,300	$718,034	$942,237	$129	$89	$33.8	$68.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Robert Lisy was our PEO in 2020, 2021, 2022, 2023, and 2024. The individuals constituting the Non-PEO named executive officers for each year presented are listed below:

2020	2021	2022	2023	2024
Tony Lauro II	Andras Bende	Andras Bende	Andras Bende	Andras Bende
Joseph Aguilar	Joseph Aguilar	Joseph Aguilar	Joseph Aguilar	Joseph Aguilar
Randall D. Nilsen	Randall D. Nilsen	Randall D. Nilsen	Christopher Hunt	Christopher Hunt
		Ernesto Luciano	Randall D. Nilsen	Robert Pargac
Ernesto Luciano

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes a group comprising publicly-traded companies in the money remittance and payment industries: MoneyGram, Euronet, Remitly and Western Union. This peer group is also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. For the Peer Group, TSR for MoneyGram was calculated through June 1, 2023, the day it became a private company. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,042,098	$ 6,127,308	$ 5,842,214	$ 5,004,460	$ 1,305,197
PEO Actually Paid Compensation Amount	$ 2,571,791	4,372,216	9,064,926	5,776,170	2,966,300
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert Lisy ($)	Exclusion of Stock Awards for Robert Lisy ($)	Inclusion of Equity Values for Robert Lisy ($)	Compensation Actually Paid to Robert Lisy ($)
2024	$6,042,098	$4,200,000	$729,693	$2,571,791
2023	$6,127,308	$4,000,000	$2,244,908	$4,372,216
2022	$5,842,214	$3,000,000	$6,222,712	$9,064,926
2021	$5,004,460	$2,500,013	$3,271,723	$5,776,170
2020	$1,305,197	$—	$1,661,103	$2,966,300

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Exclusion of Stock Awards for Non-PEO Named Executive Officers ($)	Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2024	$1,222,554	$650,000	$152,362	$724,915
2023	$1,217,425	$620,000	$279,629	$877,054
2022	$1,229,430	$525,000	$1,174,779	$1,879,209
2021	$1,241,362	$541,445	$682,247	$1,382,164
2020	$718,034	$237,868	$462,072	$942,237
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Lisy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Lisy ($)	Total - Inclusion of Equity Values for Robert Lisy ($)
2024	$2,056,567	$(1,054,087)	$(272,787)	$—	$729,693
2023	$2,613,002	$(22,719)	$(345,376)	$—	$2,244,908
2022	$3,980,352	$2,040,199	$202,162	$—	$6,222,712
2021	$4,223,734	$(633,177)	$(318,834)	$—	$3,271,723
2020	$—	$1,196,089	$465,014	$—	$1,661,103

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO Named Executive Officers ($)	Total - Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)
2024	$319,579	$(133,063)	$(34,154)	$—	$152,362
2023	$47,325	$(4,751)	$(62,945)	$—	$279,629
2022	$696,562	$445,526	$32,692	$—	$1,174,779
2021	$933,383	$(189,066)	$(62,070)	$—	$682,247
2020	$280,546	$216,787	$110,896	$(146,157)	$462,072

Non-PEO NEO Average Total Compensation Amount	$ 1,222,554	1,217,425	1,229,430	1,241,362	718,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 724,915	877,054	1,879,209	1,382,164	942,237
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert Lisy ($)	Exclusion of Stock Awards for Robert Lisy ($)	Inclusion of Equity Values for Robert Lisy ($)	Compensation Actually Paid to Robert Lisy ($)
2024	$6,042,098	$4,200,000	$729,693	$2,571,791
2023	$6,127,308	$4,000,000	$2,244,908	$4,372,216
2022	$5,842,214	$3,000,000	$6,222,712	$9,064,926
2021	$5,004,460	$2,500,013	$3,271,723	$5,776,170
2020	$1,305,197	$—	$1,661,103	$2,966,300

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Exclusion of Stock Awards for Non-PEO Named Executive Officers ($)	Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2024	$1,222,554	$650,000	$152,362	$724,915
2023	$1,217,425	$620,000	$279,629	$877,054
2022	$1,229,430	$525,000	$1,174,779	$1,879,209
2021	$1,241,362	$541,445	$682,247	$1,382,164
2020	$718,034	$237,868	$462,072	$942,237
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Lisy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Lisy ($)	Total - Inclusion of Equity Values for Robert Lisy ($)
2024	$2,056,567	$(1,054,087)	$(272,787)	$—	$729,693
2023	$2,613,002	$(22,719)	$(345,376)	$—	$2,244,908
2022	$3,980,352	$2,040,199	$202,162	$—	$6,222,712
2021	$4,223,734	$(633,177)	$(318,834)	$—	$3,271,723
2020	$—	$1,196,089	$465,014	$—	$1,661,103

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO Named Executive Officers ($)	Total - Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)
2024	$319,579	$(133,063)	$(34,154)	$—	$152,362
2023	$47,325	$(4,751)	$(62,945)	$—	$279,629
2022	$696,562	$445,526	$32,692	$—	$1,174,779
2021	$933,383	$(189,066)	$(62,070)	$—	$682,247
2020	$280,546	$216,787	$110,896	$(146,157)	$462,072

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other named executive officers, and the Company’s cumulative TSR over the four most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEO, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Adjusted EBITDA over the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 173	183	202	133	129
Peer Group Total Shareholder Return Amount	68	66	60	76	89
Net Income (Loss)	$ 58,800,000	$ 59,500,000	$ 57,300,000	$ 46,800,000	$ 33,800,000
Company Selected Measure Amount	121,300,000	120,000,000.0	105,200,000	86,700,000	68,400,000
PEO Name	Robert Lisy
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is as defined and reconciled to the most directly comparable GAAP Measure in the "Non-GAAP Financial Measures" section of Item 7 in our Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 28, 2025. We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024 because this is the primary metric in our annual incentive program, a key input of adjusted EPS performance which is used in the PSU program and is the metric most strongly correlated to stock price performance. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Earnings Per Share - Basic
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,200,000)	$ (4,000,000)	$ (3,000,000)	$ (2,500,013)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,693	2,244,908	6,222,712	3,271,723	1,661,103
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,056,567	2,613,002	3,980,352	4,223,734	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,054,087)	(22,719)	2,040,199	(633,177)	1,196,089
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,787)	(345,376)	202,162	(318,834)	465,014
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,000	620,000	525,000	541,445	237,868
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,362	279,629	1,174,779	682,247	462,072
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,579	47,325	696,562	933,383	280,546
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,063)	(4,751)	445,526	(189,066)	216,787
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,154)	(62,945)	32,692	(62,070)	110,896
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (146,157)